Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	$ 74,155	$ 74,604	$ 119,416
Deferred tax provision
Total income tax provisions	74,155	74,604	119,416
Cayman Islands [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
BVI [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
Hong Kong [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
PRC [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	74,155	74,604	119,416
Deferred tax provision
United States [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision